Subsequent events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 16 – Subsequent events

On November 4, 2025, the Company entered into a Placement Agency Agreement with the Placement Agents, pursuant to which the Placement Agents agreed to act as placement agents in connection with the Company’s registered direct offering (the “Offering”) of 1,720,688 units (the “Units”), each consisting of (i) one ordinary share of the Company, par value $0.000001 per share, and (ii) one accompanying warrant (the “2025 Investors Warrants”) to purchase one ordinary share. The Company also agreed to issue to the Placement Agents warrants to purchase the ordinary shares equal to 5% of the ordinary shares sold and issued in the Offering (the “2025 Placement Agent Warrants”). The Company and Placement Agents agreed that the Units shall be sold and issued to the purchasers in the Offering pursuant to the Placement Agency Agreement.

On November 6, 2025, the Company closed the Offering at an offering price of $2.00 per Unit with gross proceeds of $3,441,376. The proceeds of $1.72 representing the par value, were credited to the Company’s ordinary shares. The remaining proceeds of $3,441,374 before deducting Placement Agents’ fees and offering expenses were credited to the additional paid in capital.

On November 6, 2025, the Company issued 2025 Investors Warrants to certain investors for the purchase of an aggregate number of 1,720,688 ordinary shares with the exercise price of $2.00 per ordinary share, subject to certain adjustments. As of the date of this report, no 2025 Investors Warrant were exercised.

On November 6, 2025, the Company issued 2025 Placement Agent Warrants for the purchase of an aggregate number of 86,034 ordinary shares with the exercise price of $2.50 per ordinary share, subject to certain adjustments. As of the date of this report, no 2025 Placement Agent Warrant were exercised.

On November 7, 2025, the Company agreed the adjustment of the exercise price of the 2025 Investor Warrants from $2.00 per share to $0.75 per share, which adjustment took effect on the same date.

The Company has evaluated the impact of events that have occurred subsequent to September 30, 2025, through the date the consolidated financial statements were available to issue, and concluded that in addition to the event detailed elsewhere in this report, no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.